Defiance Daily Target 2X Long VST ETF
Schedule of Investments
July 31, 2026 (Unaudited)
SHORT-TERM INVESTMENTS - 39.6%
Money Market Funds - 14.3%	Shares	Value
First American Government Obligations Fund - Class X, 3.58%(a)	1,107,305	$1,107,305

U.S. Treasury Bills - 25.3%	Principal Amount	Value
U.S. Treasury Bill, 8/27/2026, 3.25%(b)	1,970,000	1,965,272

TOTAL SHORT-TERM INVESTMENTS (Cost $3,072,105)		3,072,577

TOTAL INVESTMENTS - 39.6% (Cost $3,072,105)		$3,072,577
Other Assets in Excess of Liabilities - 60.4%		4,688,025
TOTAL NET ASSETS - 100.0%		$7,760,602

Percentages are stated as a percent of net assets.

(a)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(b)	The rate shown is the annualized effective yield as of July 31, 2026.

Defiance Daily Target 2X Long VST ETF
Schedule of Total Return Swaps Contracts
July 31, 2026 (Unaudited)

TOTAL RETURN SWAPS - 11.1%
Reference Entity	Counterparty	Pay/ Receive Reference Entity	Financing Rate	Payment Frequency	Maturity Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Vistra Corp.	BMO Capital Markets Corp.	Receive	OBFR + 15.01%	Termination(d)	01/28/2027	1,304,072	118,624
Vistra Corp.	Cantor Fitzgerald & Co.	Receive	OBFR + 5.01%	Termination(d)	09/07/2028	1,573,185	1,527
Vistra Corp.	Clear Street LLC	Receive	OBFR + 1.25%	Termination(f)	01/10/2028	1,802,139	49,716
Vistra Corp.	Jane Street Execution Services, LLC	Receive	OBFR + 7.01%	Termination(f)	03/16/2033	1,911,651	173,892
Vistra Corp.	Marex Capital Markets, Inc.	Receive	OBFR + 3.45%	Termination(e)	10/01/2026	1,778,280	137,280
Vistra Corp.	Morgan Stanley & Co., Inc.	Receive	OBFR + 5.00%	Termination(b)	01/22/2029	3,304,637	66,876
Vistra Corp.	National Bank of Canada Financial, Inc.	Receive	OBFR + 14.24%	Termination(a)	01/28/2033	$1,896,832	$140,567
Vistra Corp.	Nomura Securities International, Inc.	Receive	OBFR + 5.45%	Termination(c)	03/31/2033	1,926,470	175,240
							863,722

Net Unrealized Appreciation (Depreciation)							863,722

OBFR - Overnight Bank Funding Rate was 3.63% as of July 31, 2026.

(a)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined mark-to-market thresholds.
(b)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination.
(c)	Financing reset of the swap is effective on termination. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(d)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but may periodically reset throughout the term on an ad-hoc basis.
(e)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination, but also may periodically reset throughout the term based on predetermined notional thresholds.
(f)	Financing reset of the swap is effective monthly. Equity reset of the swap is effective on termination. Both may periodically reset throughout the term on an ad-hoc basis.